Trade Payables and Accruals - Summary of Trade Payables and Accruals (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Trade and other current payables [abstract]
Trade payables	$ 814.7	$ 754.8
Wages and related employee accruals	195.0	138.8
Other accruals	286.8	192.2
Total trade payables and accruals	$ 1,296.5	$ 1,085.8